MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2006-2

Collection Period					02/01/07-02/28/07
Determination Date						03/09/2007
Distribution Date						03/15/2007

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$546,424,499.63
2	.	Collections allocable to Principal				$17,839,647.23
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$461,983.09
5	.	Pool Balance on the close of the last day of the related Collection Period				$528,122,869.31
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$650,000,038.46

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$8,140,617.88		$0.00
		b.	Class A-2 Note Balance	$195,000,000.00		$185,049,456.31
		c.	Class A-3 Note Balance	$206,000,000.00		$206,000,000.00
		d.	Class A-4 Note Balance	$95,200,000.00		$95,200,000.00
		e.	Class B Note Balance	$21,100,000.00		$21,100,000.00
		f.	Class C Note Balance	$14,700,000.00		$14,700,000.00
		g.	Note Balance (sum a - f)	$540,140,617.88		$522,049,456.31

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.0689883		0.0000000
		b.	Class A-2 Note Pool Factor	1.0000000		0.9489716
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.8309856		0.8031530

9	.	Overcollateralization Target Amount				$6,073,413.00
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$6,073,413.00

11	.	Weighted Average Coupon			%	10.36%

12	.	Weighted Average Original Term		months	62.62
13	.	Weighted Average Remaining Term		months	52.63

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge		$4,622,794.12
		b.	Liquidation Proceeds allocable to Finance Charge		$14.93
		c.	Purchase Amount allocable to Finance Charge		$0.00
		d.	Available Finance Charge Collections (sum a - c)		$4,622,809.05

15	.	Principal:
		a.	Collections allocable to Principal		$17,839,647.23
		b.	Liquidation Proceeds allocable to Principal		$68,905.86
		c.	Purchase Amount allocable to Principal		$0.00
		d.	Available Principal Collections (sum a - c)		$17,908,553.09

16	.	Total Finance Charge and Principal Collections (14d + 15d)			$22,531,362.14
17	.	Interest Income from Collection Account			$82,975.95
18	.	Simple Interest Advances			$0.00
19	.	Available Collections (Ln16 + Ln17 + Ln18)			$22,614,338.09

Available Funds

20	.	Available Collections			$22,614,338.09
21	.	Reserve Account Draw Amount			$0.00
22	.	Available Funds			$22,614,338.09

Application of Available Funds

23	.	Total Servicing Fee
		a.	Monthly Servicing Fee		$455,353.75
		b.	Amount Unpaid from Prior Months		$0.00
		c.	Amount Paid		$455,353.75
		d.	Shortfall Amount (a + b - c)		$0.00

24	.	Unreimbursed Servicer Advances			$0.00

25	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest		$33,945.44
		b.	Additional Note Interest related to Class A-1 Monthly Interest		$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest		$0.00
		d.	Total Class A-1 Note Interest (sum a - c)		$33,945.44

		e.	Class A-2 Monthly Interest		$859,625.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest		$0.00

		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$859,625.00

		i.	Class A-3 Monthly Interest	$884,083.33
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$884,083.33

		m.	Class A-4 Monthly Interest	$407,773.33
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$407,773.33

26	.	Priority Principal Distributable Amount		$0.00

27	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$93,367.50
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$93,367.50

28	.	Secondary Principal Distributable Amount		$0.00

29	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$67,742.50
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$67,742.50

30	.	Required Payment Amount (Ln 23 + (sum of Ln 25 - Ln 29))		$2,801,890.85

31	.	Reserve Account Deficiency		$0.00

32	.	Regular Principal Distributable Amount		$18,091,161.57

33	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any		$0.00

Collection Account Activity

34	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$4,622,809.05
		b.	Total Daily Deposits of Principal Collections	$17,908,553.09
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$82,975.95
		e.	Total Deposits to Collection Account (sum a - d)	$22,614,338.09

35	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$455,353.75
		b.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$20,437,698.67
		c.	Deposit to Reserve Account	$0.00
		d.	Excess Funds (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,721,285.67
		e.	Total Withdrawals from Collection Account(sum a - d)	$22,614,338.09

Note Payment Account Activity

36	.	Deposits
		a.	Class A-1 Interest Distribution	$33,945.44
		b.	Class A-2 Interest Distribution	$859,625.00
		c.	Class A-3 Interest Distribution	$884,083.33
		d.	Class A-4 Interest Distribution	$407,773.33
		e.	Class B Interest Distribution	$93,367.50
		f.	Class C Interest Distribution	$67,742.50

		g.	Class A-1 Principal Distribution	$8,140,617.88
		h.	Class A-2 Principal Distribution	$9,950,543.69
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$20,437,698.67

37	.	Withdrawals
		a.	Class A-1 Distribution	$8,174,563.32
		b.	Class A-2 Distribution	$10,810,168.69
		c.	Class A-3 Distribution	$884,083.33
		d.	Class A-4 Distribution	$407,773.33
		e.	Class B Distribution	$93,367.50
		f.	Class C Distribution	$67,742.50
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$20,437,698.67

Certificate Payment Account Activity

38	.	Deposits
		a.	Excess Funds	$1,721,285.67
		b.	Reserve Account surplus (Ln 48)	$12,809.95
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,734,095.62

39	.	Withdrawals
		a.	Certificateholder Distribution	$1,734,095.62
		b.	Total Withdrawals from Certificate Payment Account	$1,734,095.62

Required Reserve Account Amount

40	.	Lesser of: (a or b)
		a.	$3,250,000.00	$3,250,000.00
		b.	Note Balance	$522,049,456.31

41	.	Required Reserve Account Amount		$3,250,000.00

Reserve Account Reconciliation

42	.	Beginning Balance (as of end of preceding Distribution Date)		$3,250,000.00
43	.	Investment Earnings		$12,809.95
44	.	Reserve Account Draw Amount		$0.00
45	.	Reserve Account Amount (Ln 42 + Ln 43 - Ln 44)		$3,262,809.95
46	.	Deposit from Available Funds (Ln 35c)		$0.00
47	.	Payment to the Note Payment Account if Reserve Account Balance exceeds Required Reserve Account Amount for the payment of principal to the extent of any unfunded Regular Principal Distributable Amount		$0.00
48	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded Regular Principal Distributable Amount exists		$12,809.95
49	.	Ending Balance (Ln45 + Ln46 - Ln47 - Ln48)		$3,250,000.00
50	.	Reserve Account Deficiency (Ln41 - Ln49)		$0.00

Instructions to the Trustee

51	.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
52	.	Amount to be paid to Servicer from the Collection Account		$455,353.75
53	.	Amount to be deposited from the Collection Account into the Note Payment Account		$20,437,698.67
54	.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,721,285.67
55	.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
56	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
		if no unfunded Regular Principal distributable amount exists		$12,809.95
57	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$8,174,563.32
58	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$10,810,168.69
59	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$884,083.33
60	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$407,773.33
61	.	Amount to be paid to Class B Noteholders from the Note Payment Account		$93,367.50
62	.	Amount to be paid to Class C Noteholders from the Note Payment Account		$67,742.50
63	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,734,095.62

Net Loss and Delinquency Activity

64	.	Net Losses with respect to preceding Collection Period			$393,062.30
65	.	Cumulative Net Losses			$1,429,306.08
66	.	Cumulative Net Percentage			0.2199%

67	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	502	$6,507,985.38
		b.	61 to 90 days past due	120	$1,561,724.09
		c.	91 or more days past due	95	$1,280,985.81
		d.	Total (sum a - c)	717	9,350,695.28

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 09, 2007.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer